Other net investment result	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Other net investment result
10 Other net investment result

	Note	2024	2023	2022

Interest revenue on financial instruments calculated using the effective interest method	10.1	605	599	409

Interest revenue on financial instruments measured at FVPL	10.2	186	89	49

Other investment income	10.3	729	550	411

Results from financial transactions	10.4	7,634	6,929	(10,656)

Impairment (losses) / reversals	10.5	(47)	(33)	(43)

Investment contract income / (expenses)		(8,781)	(7,851)	9,808

Interest expenses		(32)	(45)	(3)

On December 31		294	238	(26)
10.1 Interest revenue on financial instruments calculated using the effective interest method

	2024	2023	2022

Debt securities and money market instruments	484	457	405

Other	121	142	3

On December 31	605	599	409
10.2 Interest revenue on financial instruments measured at FVPL

	2024	2023	2022

Non-derivative assets applying the fair value option	65	89	49

Non-derivative assets failing the SPPI criteria	13	-	-

Non-derivative assets - PH designated	108	-	-

On December 31	186	89	49
10.3 Other investment income

	2024	2023	2022

Dividend income	724	547	410

Rental income	4	3	1

On December 31	729	550	411

10.4 Results from financial transactions

	2024	2023	2022

Net fair value change of financial investments at fair value through profit or loss, other than derivatives

Shares	368	195	(281)

Debt securities and money market investments	(55)	46	(222)

Unconsolidated investment funds	7,367	6,805	(9,961)

	7,680	7,047	(10,463)

Net fair value change of derivatives

Economic hedges where no hedge accounting is applied	(38)	(8)	(162)

Bifurcated embedded derivatives	3	5	29

Change in fair value of hedges on guarantees in investment contracts without DPF	(2)	-	-

Ineffective portion of hedge transactions to which hedge accounting is applied	2	3	4

	(35)	-	(129)

Realized gains and (losses) on financial investments

Debt securities and money market investments	(11)	(113)	(58)

	(11)	(113)	(58)

Comprised of:

Investments measured at fair value through other comprehensive income (“FVOCI”)	(11)	(113)	(58)

Other

Net fair value change on investments in real estate	1	(6)	(5)

Net foreign currency gains and (losses)	(2)	2	(1)

	-	(4)	(6)

On December 31	7,634	6,929	(10,656)

Represented by:

Assets designated at FVPL	7,666	7,043	(10,466)

Assets mandatorily measured at FVPL	14	3	3

Other (i.e. FVOCI)	(47)	(117)	(192)
10.5 Impairment (losses) / reversals

	2024	2023	2022

Impairment losses on financial assets, excluding receivables

Debt securities and money market investments	(40)	(4)	(13)

Impairment losses and reversals on non-financial assets and receivables	(7)	(29)	(30)

On December 31	(47)	(33)	(43)